Debt, Commitments and Contingencies - Schedule of Future Minimum Payments under Non-cancelable Operating Lease (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases Operating [Abstract]
2019	$ 812
2020	1,002
2021	1,031
2022	1,062
Thereafter	403
Operating Lease, total	$ 4,310